DEBT (Details - Changes in fair value of warrant liabilities)	3 Months Ended
Mar. 31, 2023 USD ($)
Private Placement Warrants [Member]
Offsetting Assets [Line Items]
Fair value warrant liabilities at beginning	$ 375,000
Change in valuation inputs	1,012,500
Fair value warrant liabilities at beginning	1,387,500
Public Warrants [Member]
Offsetting Assets [Line Items]
Fair value warrant liabilities at beginning	750,000
Change in valuation inputs	375,000
Fair value warrant liabilities at beginning	1,125,000
Warrant Liabilities [Member]
Offsetting Assets [Line Items]
Fair value warrant liabilities at beginning	1,125,000
Change in valuation inputs	1,387,500
Fair value warrant liabilities at beginning	$ 2,512,500